Joint operations	12 Months Ended
Dec. 31, 2024
Joint operations
Joint operations

32.Joint operations

The Ecopetrol Business Group carries out exploration and production operations through Exploration and Production (E&P) Contracts, Technical Evaluation (TEA) Contracts and Agreements signed with the National Hydrocarbons Agency or ANH, as well as through Partnership Contracts and other types of contracts.

The main joint operations in 2024 are as follows:

32.1Contracts in which Ecopetrol Business Group is not the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	Chipirón		30+Factor R
SierraCol Energy Arauca, LLC	Cosecha	Production	30%	Colombia
	Cravo Norte		55%+PAP
	Rondón		65%
Frontera Energy Colombia Corp	Quifa	Production	40%+PAP	Colombia
			100%
Union Temporal Ismocol Joshi Parko	CPI Palagua	Production	According amendment number 5	Colombia

	Capachos	Production
	LLA-121	Exploration
Parex Resources Colombia LTD	LLA-4-1	Exploration	50%	Colombia
	LLA-16-1	Exploration
	LLA-122	Exploration
	E&P COL 1		40%
Anadarko Colombia Company (OXY)	E&P COL 2	Exploration	40%	Offshore North Caribe
	E&P COL 6		40%
	E&P COL 7		40%
Petrobras	Tayrona	Exploration	55.6%	Offshore North Caribe
	Fuerte Sur		50%
Shell EP Offshore ventures Limited	Purple Angel	Exploration	50%	Offshore North Caribe
	Col-5		50%
	Mana		30%
Interoil Colombia	Rio Opia	Production	30%	Colombia
	Ambrosia		30%
	Llanos 86		50%
	Llanos 87		50%
Geopark Colombia SAS	Llanos 104	Exploration	50%	Colombia
	Llanos 123		50%
	Llanos 124		50%
	SSJN1	Production	50%
	Perdices		50%
Lewis Energy Colombia	VIM-42	Exploration	50%	Colombia
	SSJN3-1		50%
Quarter North Energy	Gunflint	Production	32%	Gulf of Mexico
Murphy Exploration and Production Company – USA	Dalmatian	Production	30%	Gulf of Mexico
OXY (Anadarko) - K2	K2	Production	21%	Gulf of Mexico
HESS	ESOX	Production	21%	Gulf of Mexico
	S-M-1707		30%
	S-M-1715		30%
	S-M-1717		30%
	S-M-1719		30%
	S-M-1709		30%
	S-M-1908		30%
	S-M-1601		30%
Shell	S-M-1713	Exploration	30%	Brazil
	S-M-1817		30%
	S-M-1599		30%
	S-M-1910		30%
	S-M-1910		30%
	Sul de Gato do Mato		30%
	BM-S-54		30%
	BM-S-72		30%
Occidental Midland Basin, LLC
(Oxy)	Rodeo Midland Basin	Production	49%	Midland, Texas, USA
Occidental Midland Basin, LLC (Oxy)	Delaware Basin	Production	49%	Delaware, TX/NM, USA
Pemex Exploration y Production	Bloque 8	Exploration	50%	Gulf of Mexico
PC Carigali Mexico Operation SA	Bloque 6	Exploration	50%	Gulf of Mexico

32.2Contracts in which Ecopetrol Business Group is the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	VMM29		50%
ExxonMobil Exploration Colombia	CR2	Exploration	50%	Colombia
	C62		50%
CPVEN E&P Corp Sucursal Colombia	VMM32	Exploration	51%	Colombia
Repsol Exploration Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
Parex Resourses Colombia Ltd.	ORC401 CRC-2004-01	Exploration	50%	Colombia
			52%+PAP
SierraCol Energy Arauca, LLC	La Cira Infantas	Production	100% Basic	Colombia
	Teca		60% incremental
Total Colombie
Repsol Colombia Oil & Gas	Niscota**	Exploration	20%	Colombia
Emerald Energy
Frontera Energy	Oleoducto Alto Magdalena	Production	45%	Colombia
Perenco Oil and Gas
CNOOC Internantional	Asociación Boquerón	Production	68%	Colombia
Lewis Energy Colombia	Clarinero**	Exploration	50%	Colombia
Perenco Oil and Gas
Cedco	Río Paez	Exploration	68%	Colombia

**Fields in abandonment process.

The Group acquires investment commitments at the moment of receiving the exploration and/or exploitation rights of a determined area by the competent authority. As of December 31, 2024, investment commitments with the ANH reach USD $469 million (2023 - USD $802.3 million).

Ecopetrol Permian LLC has commitments related to the five-year business plan in the Permian Basin under the Rodeo Midland Basin LLC formation agreement, which may be modified annually by contract members, and Ecopetrol América LLC commitments derived from the joint operations in the Gulf of Mexico through authorizations for expenditures (AFEs) for projects of both a capital nature and operating expenses.